Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40634
Entity Registrant Name	Gambling.com Group Limited
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	GAMB
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	35,097,190
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001839799
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	22 Grenville Street
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 8PX
Contact Personnel Name	Charles Gillespie
City Area Code	44
Local Phone Number	1534 676 000